INVESTMENTS, DEBT AND DERIVATIVES - Narrative - Financing activities, current period (Details) $ / shares in Units, $ in Millions, ₨ in Billions, ৳ in Billions, UZS in Billions							3 Months Ended		6 Months Ended
		Jun. 01, 2026 USD ($)	Mar. 12, 2026 USD ($) $ / shares shares	Feb. 26, 2026 USD ($) shares	Feb. 02, 2026 USD ($) shares	Jan. 29, 2026 shares	Jun. 30, 2026 USD ($) creditFacility	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) creditFacility	Jun. 30, 2026 UZS	Jun. 30, 2026 BDT (৳)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 UZS creditFacility	Jun. 02, 2026 USD ($)	May 18, 2026 USD ($)	Feb. 02, 2026 PKR (₨) shares	Dec. 31, 2025 USD ($)
Disclosure of fair value measurement of assets and liabilities [line items]
Proceeds from sale of non-controlling interest									$ 140			$ 0
Reclassification of foreign currency translation reserve							$ 19	$ 454	19			454
ADG resolution									120			0
Net loss on cash flow hedges							0	$ 0	(1)			0
Repayments of debt	[1]								1,178			1,055
Fees paid for borrowings									17			$ 6
Notes at 3.375%
Disclosure of fair value measurement of assets and liabilities [line items]
Notional amount															$ 1,011
Borrowings, interest rate		3.375%													3.375%
Notional amount of notes accepted for purchase		$ 885
Unamortized transaction costs		1
Repayments of debt		877
Fees paid for borrowings		2
Gain on extinguishment of debt		8
ADG Arbitration Claim
Disclosure of fair value measurement of assets and liabilities [line items]
ADG resolution			$ 120
Contractual equity settlement amount			$ 30
Shares transferred to extinguish financial liability (in shares) | shares			13,794,400
ADS transferred to extinguish financial liability (in shares) | shares			551,776
Volume, weighted average price per ADS (in dollars per share) | $ / shares			$ 54.40
Financial liabilities, at fair value			$ 27
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid			3
Derivative financial liabilities							28		28
Gains (losses) on financial liabilities at fair value through profit or loss							5		(8)
ADG Arbitration Claim | Legal proceedings provision
Disclosure of fair value measurement of assets and liabilities [line items]
Other provisions																	$ 170
Decrease through reclassification to other financial liabilities provisions			170
Cash settlement | ADG Arbitration Claim | Legal proceedings provision
Disclosure of fair value measurement of assets and liabilities [line items]
Other provisions			120
Cash settlement | ADG Arbitration Claim | Legal proceedings provision | Two Years After Agreement Date
Disclosure of fair value measurement of assets and liabilities [line items]
Other provisions of future possible cash payment			60
Equity-Settled | ADG Arbitration Claim | Legal proceedings provision
Disclosure of fair value measurement of assets and liabilities [line items]
Other provisions			$ 30
JazzWorld | Pakistani Rupee-denominated Loans | Interest rate swap contract | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [line items]
Derivative financial liabilities							1		1
Hedged item, liabilities					$ 268											₨ 75.0
Net loss on cash flow hedges									1
Reclassification adjustments on cash flow hedges, net of tax									8
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income									7
Derivative financial assets							$ 0		$ 0
JazzWorld | Pakistani Rupee-denominated Loans | Interest rate swap contract | Cash flow hedges | Tranche one
Disclosure of fair value measurement of assets and liabilities [line items]
Hedged item, liabilities					134											37.5
JazzWorld | Pakistani Rupee-denominated Loans | Interest rate swap contract | Cash flow hedges | Tranche two
Disclosure of fair value measurement of assets and liabilities [line items]
Hedged item, liabilities					$ 134											₨ 37.5
Unitel LLC
Disclosure of fair value measurement of assets and liabilities [line items]
Number of new credit facility agreements | creditFacility							2		2				2
Unitel LLC | Infinbank Credit Facility
Disclosure of fair value measurement of assets and liabilities [line items]
Line of credit facility, total borrowing capacity							$ 16		$ 16				UZS 200
Borrowings, maturity									four years	four years	four years
Borrowings, interest rate							21.49%		21.49%				21.49%
Unitel LLC | AkibIpoteka Bank Credit Facility
Disclosure of fair value measurement of assets and liabilities [line items]
Line of credit facility, total borrowing capacity							$ 16		$ 16				UZS 200
Proceeds from borrowings									$ 15	UZS 189
Borrowings, maturity									five years	five years	five years
Borrowings, interest rate							22.00%		22.00%				22.00%
BDCL (Bangalink Digital Communications Ltd) | Short Term Facilities From Local Banks
Disclosure of fair value measurement of assets and liabilities [line items]
Proceeds from current borrowings									$ 93		৳ 12
BDCL (Bangalink Digital Communications Ltd) | Short Term Facilities From Local Banks | Maximum
Disclosure of fair value measurement of assets and liabilities [line items]
Borrowings, interest rate							11.00%		11.00%				11.00%
BDCL (Bangalink Digital Communications Ltd) | Short Term Facilities From Local Banks | Minimum
Disclosure of fair value measurement of assets and liabilities [line items]
Borrowings, interest rate							10.50%		10.50%				10.50%
VEON Midco B.V. | Bond offering, refinancing 2027 dual-tranche senior unsecured notes
Disclosure of fair value measurement of assets and liabilities [line items]
Notional amount		1,400												$ 1,400
Transaction fee		19
VEON Midco B.V. | Bond offering, refinancing 2027 dual-tranche senior unsecured notes | Tranche one
Disclosure of fair value measurement of assets and liabilities [line items]
Notional amount		$ 700
Borrowings, interest rate		6.95%
VEON Midco B.V. | Bond offering, refinancing 2027 dual-tranche senior unsecured notes | Tranche two
Disclosure of fair value measurement of assets and liabilities [line items]
Notional amount		$ 700
Borrowings, interest rate		7.45%
Kyivstar Group Ltd.
Disclosure of fair value measurement of assets and liabilities [line items]
Ownership interest in subsidiary sold				0.06
Number of common shares offered (in shares) | shares					14,375,000	12,500,000										14,375,000
Proceeds from sale of non-controlling interest				$ 140
Proportion of ownership interest in subsidiary					83.60%	89.60%
Proportion of ownership interests held by non-controlling interests					16.40%	10.40%
Reclassification of foreign currency translation reserve									$ 127
Kyivstar Group Ltd. | Non- controlling interest
Disclosure of fair value measurement of assets and liabilities [line items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity									80
Kyivstar Group Ltd. | Other capital reserves
Disclosure of fair value measurement of assets and liabilities [line items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent									$ 67
Kyivstar Group Ltd. | VEON Amsterdam B.V.
Disclosure of fair value measurement of assets and liabilities [line items]
Number of common shares offered (in shares) | shares				13,975,000		12,100,000

[1]	*** Certain prior period comparatives have been reclassified to conform with the current year presentation.